Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Goodwill	a) Goodwill

			Group
	Cost	Accumulated impairment	Carrying amount
	£m	£m	£m
At 31 December 2022 and 1 January 2023 and 31 December 2023	1,269	(70)	1,199

Schedule of Goodwill for Cash Generating Units	Basis of the recoverable amount
The recoverable amount of all CGUs was determined based on its value in use (VIU) methodology at each testing date. For each CGU, the VIU is calculated by discounting management’s cash flow projections for the CGU. The cash flow projections also take account of increased internal capital allocations needed to achieve internal and regulatory capital targets including the leverage ratio. The key assumptions used in the VIU calculation for each CGU are set out below. The
Retail & Business Banking segment consists of the Private Banking CGU and the rest of Retail & Business Banking, known as the Personal Financial Services
CGU.
Carrying amount of Goodwill by CGU and key assumptions in the VIU calculation

		Goodwill		Discount rate	Growth rate beyond initial cash flow projections
	2023	2022	2023	2022	2023	2022
CGU	£m	£m	%	%	%	%
Personal Financial Services	1,169	1,169	16.7	16.6	1.6	1.6
Private Banking	30	30	14.6	15.3	1.6	1.6
	1,199	1,199

Disclosure of Reasonably Possible Changes in Key Assumptions	Reasonably possible changes in key assumptions

CGU	Input	Key assumptions	Associated risks	Reasonably possible change
Personal Financial Services	Cash flow projections	–BoE Bank Rate –UK house price growth –UK mortgage loan market growth –UK unemployment rate –Position in the market –Regulatory capital levels.	–Uncertain market outlook –Higher interest rate environment impact on customer affordability –Customer remediation and regulatory action outcomes –Uncertain regulatory capital requirements.	–Cash flow projections decrease by 10% (2022: 5%).
	Discount rate	–Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	–Market rates of interest rise.	–Discount rate increases by 100 basis points (2022: 100 basis points).
	GDP growth rate	–High oil / gas prices –Elevated wage growth –Weak productivity –Large government debt burden –Fragile business and consumer confidence
–Inflation and interest rates stay higher
for longer, hitting the disposable
income of our customers
–Affects the profitability of our
customers
–Limits the scope for tax cuts, hitting
the disposable income of our
customers
–Affects business and consumer
spending decisions of our customers
–GDP Growth rate decreases by 10% (2022: 10%)
At 31 December 2023 and 31 December 2022, a reasonably possible change in the key assumptions in relation to the VIU calculation for the goodwill balance in the Personal Financial Services CGU would have resulted in a reduction in headroom as follows.

		Reduction in headroom
		2023	2022
CGU	Reasonably possible change	£m	£m
Personal Financial Services	Cash flow projections decrease by 10% (2022: 5%)	(818)	(538)
	Discount rate increases by 100 basis points (2022: 100 basis points)	(663)	(887)
	GDP Growth rate decreases by 10% (2022: 10%)	(19)	(31)
The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2023	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in GDP growth rate	Decrease in cash flows
CGU	£m	£m	£m	bps	%	%
Personal Financial Services	7,513	8,178	665	101	4	8

2022
Personal Financial Services	8,860	10,752	1,892	239	13	18

Disclosure of Intangible Assets	b) Other intangibles

			Group
	Cost	Accumulated amortisation/ impairment	Carrying amount
	£m	£m	£m
At 1 January 2023	1,261	(910)	351
Additions	114	—	114
Disposals	(36)	36	—
Charge	—	(116)	(116)
At 31 December 2023	1,339	(990)	349

At 1 January 2022	1,334	(992)	342
Additions	112	—	112
Disposals	(185)	185	—
Charge	—	(100)	(100)
Impairment	—	(3)	(3)
At 31 December 2022	1,261	(910)	351